SHARE-BASED COMPENSATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Allocated compensation costs	$ 3.2	$ 2.8	$ 2.9